Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 269,994	$ 257,721
Accruing 30-89 Days Past Due	1,081	1,105
Accruing 90 Days or More Past Due	764	831	$ 945	$ 1,189	$ 1,323
Nonperforming	1,368	1,192	1,466	1,603	2,079
Total loans, excluding covered loans	269,371	256,253
Total loans	273,207	260,849
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	92,588	87,863
Accruing 30-89 Days Past Due	263	317
Accruing 90 Days or More Past Due	52	48
Nonperforming	483	174	112	134	123
Total loans, excluding covered loans	93,386	88,402
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	42,922	41,907
Accruing 30-89 Days Past Due	44	89
Accruing 90 Days or More Past Due	8	14
Nonperforming	124	127	259	303	546
Total loans, excluding covered loans	43,098	42,137
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	56,372	52,438
Accruing 30-89 Days Past Due	151	170
Accruing 90 Days or More Past Due	156	176
Nonperforming	595	712	864	770	661
Total loans, excluding covered loans	57,274	53,496
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	53,340	50,745
Accruing 30-89 Days Past Due	284	224
Accruing 90 Days or More Past Due	83	75
Nonperforming	157	162	187	191	217
Total loans, excluding covered loans	53,864	51,206
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	21,209	20,532
Accruing 30-89 Days Past Due	284	243
Accruing 90 Days or More Past Due	253	228
Nonperforming	3	9	30	78	146
Total loans, excluding covered loans	21,749	21,012
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	266,431	253,485
Accruing 30-89 Days Past Due	1,026	1,043
Accruing 90 Days or More Past Due	552	541
Nonperforming	1,362	1,184	1,452	1,476	1,693
Total loans, excluding covered loans	269,371	256,253
Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,563	4,236
Accruing 30-89 Days Past Due	55	62
Accruing 90 Days or More Past Due	212	290
Nonperforming	6	8	$ 14	$ 127	$ 386
Total loans	$ 3,836	$ 4,596